Membership Interests (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 16, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2021
Subsequent Event [Line Items]
Regulatory liability balance		$ 1,426
Members contribution		$ 788	$ 1,978	$ 284
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash available for distribution					$ 96
Members contribution	$ 63